Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Leases [Abstract]
Leases	Leases

We lease hotel properties, land, corporate office space and equipment used at hotels and corporate offices, with our most significant lease liabilities related to hotel properties. As of June 30, 2019, we leased 53 hotels under operating leases and six hotels under finance leases, two of which were the liabilities of consolidated VIEs and were non-recourse to us. Our hotel leases expire at various dates, with varying renewal and termination options.

Supplemental balance sheet information related to leases as of June 30, 2019 was as follows:

(dollars in millions)
Operating leases:
Operating lease right-of-use assets	$891
Accounts payable, accrued expenses and other	131
Operating lease liabilities	1,066
Finance leases:
Property and equipment, net	$57
Current maturities of long-term debt	37
Long-term debt	223

Weighted average remaining lease term:
Operating leases	13.0 years
Finance leases	8.9 years

Weighted average discount rate:
Operating leases	3.74%
Finance leases	5.80%

The components of lease expense were as follows:

	Three Months Ended	Six Months Ended
	June 30, 2019	June 30, 2019
	(in millions)
Operating lease expense for fixed payments	$36	$73
Finance lease expense:
Amortization of ROU assets	8	16
Interest on lease liabilities	3	7
Variable lease expense(1)	52	82
____________

(1)	Includes amounts related to operating leases and interest payments on finance leases.

Lease expense for our operating leases for the year ended December 31, 2018 included $225 million of fixed lease expense and $142 million of variable lease expense.

Supplemental cash flow information related to leases for the six months ended June 30, 2019 was as follows:

(in millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$90
Financing cash flows from finance leases	21
ROU assets obtained in exchange for lease liabilities in non-cash transactions:
Operating leases	21
Finance leases	52

Our future minimum lease payments as of June 30, 2019 were as follows:

	Operating Leases	Finance Leases
Year	(in millions)
2019 (remaining)	$89	$26
2020	175	49
2021	161	40
2022	137	31
2023	122	30
Thereafter	872	166
Total minimum lease payments	1,556	342
Less: imputed interest	(359)	(82)
Total lease liabilities	$1,197	$260

Leases

We lease hotel properties, land, corporate office space and equipment used at hotels and corporate offices. As of December 31, 2018 and 2017, we leased 58 hotels and 59 hotels, respectively, under operating leases, and four hotels under capital leases, two of which were the liabilities of consolidated VIEs and were non-recourse to us. Our hotel leases expire at various dates from 2019 through 2067, with varying renewal and termination options, and the majority expire before 2029.

Our operating leases require: (i) fixed lease payments, or minimum payments, as contractually stated in the lease agreement; (ii) variable lease payments, or contingent rentals, which are generally based on a percentage of the underlying asset's revenues or are dependent on changes in an index; or (iii) lease payments equal to the greater of the fixed or variable rent. In addition, we may be required to pay some, or all, of the capital costs for furniture, equipment and leasehold improvements in the hotel during the term of the lease. For operating leases, lease expense relating to fixed or minimum payments is recognized on a straight-line basis over the lease term and lease expense relating to variable payments is expensed as incurred, with amounts recognized in owned and leased hotel expenses and general and administrative expenses in our consolidated statements of operations. For capital leases, the amortization of the asset is recognized in depreciation and amortization expense in our consolidated statements of operations and is recognized over the shorter of the lease term or useful life of the underlying asset. The interest on the capital lease obligation is recognized in interest expense in our consolidated statements of operations.

The future minimum rent payments as of December 31, 2018, were as follows:

	Operating Leases	Capital Leases
Year	(in millions)
2019	$206	$30
2020	191	30
2021	166	30
2022	134	29
2023	119	29
Thereafter	865	164
Total minimum lease payments	$1,681	312
Less: amount representing interest		(87)
Present value of minimum lease payments		$225

Lease expense for operating leases was as follows:

	Year Ended December 31,
	2018	2017	2016
	(in millions)
Fixed	$225	$183	$224
Contingent	142	101	98
	$367	$284	$322